EV MARATHON ALABAMA MUNICIPALS FUND
                      EV MARATHON ARKANSAS MUNICIPALS FUND
                       EV MARATHON GEORGIA MUNICIPALS FUND
                      EV MARATHON KENTUCKY MUNICIPALS FUND
                      EV MARATHON LOUISIANA MUNICIPALS FUND
                      EV MARATHON MARYLAND MUNICIPALS FUND
                      EV MARATHON MISSOURI MUNICIPALS FUND
                   EV MARATHON NORTH CAROLINA MUNICIPALS FUND
                       EV MARATHON OREGON MUNICIPALS FUND
                   EV MARATHON SOUTH CAROLINA MUNICIPALS FUND
                      EV MARATHON TENNESSEE MUNICIPALS FUND
                      EV MARATHON VIRGINIA MUNICIPALS FUND
                     EV TRADITIONAL ALABAMA MUNICIPALS FUND
                     EV TRADITIONAL ARKANSAS MUNICIPALS FUND
                     EV TRADITIONAL GEORGIA MUNICIPALS FUND
                     EV TRADITIONAL KENTUCKY MUNICIPALS FUND
                    EV TRADITIONAL LOUISIANA MUNICIPALS FUND
                     EV TRADITIONAL MARYLAND MUNICIPALS FUND
                     EV TRADITIONAL MISSOURI MUNICIPALS FUND
                  EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
                      EV TRADITIONAL OREGON MUNICIPALS FUND
                  EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
                    EV TRADITIONAL TENNESSEE MUNICIPALS FUND
                     EV TRADITIONAL VIRGINIA MUNICIPALS FUND
                      EV CLASSIC GREATER CHINA GROWTH FUND
                      EV MARATHON GREATER CHINA GROWTH FUND
                    EV TRADITIONAL GREATER CHINA GROWTH FUND
                             EV CLASSIC GROWTH FUND
                             EV MARATHON GROWTH FUND
                           EV TRADITIONAL GROWTH FUND
                         EV CLASSIC INFORMATION AGE FUND
                        EV MARATHON INFORMATION AGE FUND
                       EV TRADITIONAL INFORMATION AGE FUND

                SUPPLEMENT TO PROSPECTUSES DATED JANUARY 1, 1997

                   EV MARATHON WORLDWIDE HEALTH SCIENCES FUND
                 EV MARATHON WORLDWIDE DEVELOPING RESOURCES FUND
               EV TRADITIONAL WORLDWIDE DEVELOPING RESOURCES FUND

                 SUPPLEMENT TO PROSPECTUSES DATED APRIL 1, 1997

1. Effective September 1, 1997, the Trustees have approved a restructuring of the Funds whereby each Fund would become a separate class of the same series. It is anticipated that this restructuring will reduce Fund expenses. In connection with the restructuring, the existing "Classic" Funds will become "Class C" shares, the "Marathon" Funds will become "Class B" shares and the "Traditional" Funds will become "Class A" shares, respectively, of the following funds:

                       EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                       EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                      EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                      EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
                      EATON VANCE GREATER CHINA GROWTH FUND
                             EATON VANCE GROWTH FUND
                        EATON VANCE INFORMATION AGE FUND
                   EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                 EATON VANCE WORLDWIDE DEVELOPING RESOURCES FUND

The conversion to the multiple-class structure will not be a taxable transaction, change the value or cost basis of existing shareholders' investments, or change fund net asset values per share. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains than would be the case if the restructuring did not occur. This result could occur because allocation of a Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting rules of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the investment adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change would be to alter current tax obligations and tax obligations upon redemption (by the same amount).

ITEMS 2 & 3 APPLY TO THE FOLLOWING FUNDS ONLY: EV TRADITIONAL ALABAMA, ARKANSAS, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND, MISSOURI, NORTH CAROLINA, OREGON, SOUTH CAROLINA, TENNESSEE AND VIRGINIA MUNICIPALS FUNDS.

2. Effective September 1, 1997, under the table "Shareholder and Fund Expenses" the Maximum Sales Charge Imposed on Purchases is 4.75%. As a result, in the EXAMPLE section of the table, the expenses paid by a shareholder would be slightly higher.

3. Effective September 1, 1997, the sales charge table under "How to Buy Fund Shares" is replaced (except for the footnotes) with the following:

                                               Sales Charge          Sales Charge         Dealer Commission
                                             as Percentage of      as Percentage of       as Percentage of
Amount of Purchase                            Offering Price        Amount Invested        Offering Price
----------------------------------------------------------------------------------------------------------

Less than $25,000                                  4.75%                 4.99%                 4.50%
$25,000 but less than $100,000                     4.50                  4.71                  4.25
$100,000 but less than $250,000                    3.75                  3.90                  3.50
$250,000 but less than $500,000                    3.00                  3.09                  2.75
$500,000 but less than $1,000,000                  2.00                  2.04                  2.00
$1,000,000 or more                                 0.00*                 0.00*                 0.50

ITEMS 4 & 5 APPLY TO THE FOLLOWING FUNDS ONLY: EV TRADITIONAL GREATER CHINA GROWTH FUND, EV TRADITIONAL GROWTH FUND, EV TRADITIONAL INFORMATION AGE FUND AND EV TRADITIONAL WORLDWIDE DEVELOPING RESOURCES FUND.

4. Effective September 1, 1997, under the table "Shareholder and Fund Expenses" the Maximum Sales Charge Imposed on Purchases is 5.75%. As a result, in the EXAMPLE section of the table the expenses paid by a shareholder would be slightly higher.

5. Effective September 1, 1997, the sales charge table under "How to Buy Fund Shares" is replaced (except for the footnotes) with the following:

                                               Sales Charge          Sales Charge         Dealer Commission
                                             as Percentage of      as Percentage of       as Percentage of
Amount of Purchase                            Offering Price        Amount Invested        Offering Price
-----------------------------------------------------------------------------------------------------------

Less than $50,000                                  5.75%                 6.10%                 5.00%
$50,000 but less than $100,000                     4.75                  4.99                  4.00
$100,000 but less than $250,000                    3.75                  3.90                  3.00
$250,000 but less than $500,000                    3.00                  3.09                  2.50
$500,000 but less than $1,000,000                  2.00                  2.04                  1.75
$1,000,000 or more                                 0.00*                 0.00*                 See Below**


July 31, 1997                                                          36FD9/1PS